Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Current	$ 3,234,935	$ 3,504,457
Derivative instruments , current	86,465	18,508
Other current financial assets	230,279	120,383
Trade and other receivables, Non-current	578,524	587,957
Derivative instruments, non-current	29,635	51,619
Other non-current financial assets	2,790,863	3,049,811
Financial Assets At Fair Value Through Profit Or Loss	2,611,992	1,522
Level 2 [Member]
Disclosure Of Financial Assets [Line Items]
Financial Assets At Fair Value Through Profit Or Loss	2,468,149	1,522
Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments , current	37,420	232
Other current financial assets	119,704	59,146
Total Current	157,124	59,378
Derivative instruments, non-current	148	17,514
Other non-current financial assets	2,493,609	2,652,134
Total Non-Current	2,493,757	2,669,648
Total	2,650,881	2,729,026
Financial Assets At Fair Value Through Profit Or Loss		2,709,757
Financial assets at fair value through profit or loss, category [Member] | Level 2 [Member]
Disclosure Of Financial Assets [Line Items]
Financial Assets At Fair Value Through Profit Or Loss		2,652,064
Financial assets at amortised cost, category [member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Current	3,281,885	3,520,826
Other current financial assets	24,110	42,729
Total Current	3,305,995	3,563,555
Trade and other receivables, Non-current	578,556	588,804
Other non-current financial assets	267,351	345,738
Total Non-Current	845,907	934,542
Total	4,151,902	4,498,097
Hedging financial derivatives [Member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments , current	49,045	18,276
Total Current	49,045	18,276
Derivative instruments, non-current	29,487	34,105
Total Non-Current	29,487	34,105
Total	78,532	52,381
Other Comprehensive Income
Disclosure Of Financial Assets [Line Items]
Equity instruments	268	320
Total Non-Current	268	320
Total	268	320
Financial assets at fair value through other comprehensive income	268	320
Other Comprehensive Income | Level 2 [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	$ 268	$ 320